Trade Payables - Summary of Trade Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial liabilities [line items]
Trade payables	¥ 958,469	¥ 1,184,882
Trade accounts and notes payable [Member]
Disclosure of financial liabilities [line items]
Trade payables	844,183	1,056,065
Other [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 114,286	¥ 128,817